SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Land use right, net and Intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Software | Minimum
INTANGIBLE ASSETS, NET
Estimated useful lives, intangible asset	3 years
Software | Maximum
INTANGIBLE ASSETS, NET
Estimated useful lives, intangible asset	10 years
Medical license
INTANGIBLE ASSETS, NET
Estimated useful lives, intangible asset	15 years